COHEN & STEERS ASIA PACIFIC REALTY SHARES, INC.

COHEN & STEERS EUROPEAN REALTY SHARES, INC.

CLASS A AND C

CLASS I

SUPPLEMENT DATED JULY 15, 2008

TO THE PROSPECTUSES DATED MARCH 1, 2008

The information below supplements and adds to the information in “Additional Information”:

NETWORKING AND SUB-TRANSFER AGENCY FEES

The Fund may also enter into agreements with financial intermediaries pursuant to which the Fund will pay financial intermediaries for services such as networking or sub-transfer agency. Payments made pursuant to such agreements are generally based on either (1) a percentage of the average daily net assets of clients serviced by such financial intermediaries, or (2) the number of accounts serviced by such financial intermediary. Any payments made pursuant to such agreements are in addition to, rather than in lieu of, Rule 12b-1 or shareholder services fees the financial intermediary may also be receiving pursuant to agreements with the Distributor. From time to time, the Advisor may pay a portion of the fees for networking or sub-transfer agency at its own expense and out of its own profits.

Class I Prospectus only: The information below supplements and adds to the information in “How to Purchase and Sell Fund Shares – Purchase Minimums”:

The Fund may waive the minimum investment for certain omnibus accounts, mutual fund advisory platforms and registered investment advisors, banks, trust companies or similar financial intermediaries investing for their own account or for the account of their clients or customers for whom such institution is exercising investment discretion, or otherwise acting on behalf of clients or customers, in purchasing Class I Shares.

The information below supplements and replaces the information in the first paragraph of “Principal Investment Strategies – Portfolio Holdings”:

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s SAI. The Fund’s annual and semi-annual reports, which are sent to shareholders and filed with the Securities and Exchange Commission (SEC) on Form N-CSR, contain information about the Fund’s portfolio holdings, including a complete schedule of holdings. The Fund also files its complete schedule of portfolio holdings with the SEC on Form N-Q as of the end of its first and third fiscal quarters. The Fund’s full portfolio holdings are published semi-annually in reports sent to shareholders and such reports are made available at http://www.cohenandsteers.com in the “Our Funds” section, generally within 60 days after the end of each semi-annual period. The Fund also posts an uncertified list of portfolio holdings on the Web site, no earlier than 15 days after the end of each calendar quarter. The holdings information remains available until the Fund files a report on Form N-Q or Form N-CSR for the period that includes the date as of which the information is current. In addition to information on portfolio holdings, other fund statistical information may be found on the Cohen & Steers Funds’ Web site or by calling 800-330-7348.

COHEN & STEERS ASIA PACIFIC REALTY SHARES, INC.

COHEN & STEERS EUROPEAN REALTY SHARES, INC.

SUPPLEMENT DATED JULY 15, 2008

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED MARCH 1, 2008

*****

COHEN & STEERS DIVIDEND VALUE FUND, INC.

SUPPLEMENT DATED JULY 15, 2008

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED JULY 1, 2008

*****

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

SUPPLEMENT DATED JULY 15, 2008

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED APRIL 1, 2008

*****

COHEN & STEERS GLOBAL REALTY SHARES, INC.

COHEN & STEERS INSTITUTIONAL GLOBAL REALTY SHARES, INC.

COHEN & STEERS INSTITUTIONAL REALTY SHARES, INC.

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

COHEN & STEERS REALTY INCOME FUND, INC.

COHEN & STEERS REALTY SHARES, INC.

SUPPLEMENT DATED JULY 15, 2008

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED MAY 1, 2008

The information below supplements and replaces the first paragraph in “DISCLOSURE OF PORTFOLIO HOLDINGS”:

The Fund has adopted policies and procedures with respect to the disclosure of the Fund’s portfolio holdings and ongoing arrangements to make available such information to the general public and to certain persons on a selective basis. Except as noted below, the Fund does not provide portfolio holdings to any third party until they are made available on the Cohen & Steers website at http://www.cohenandsteers.com or through some other means of public dissemination. The Fund’s full portfolio holdings are published semi-annually in reports sent to shareholders and such reports are made available on the Cohen & Steers website, within 60 days after the end of each semi-annual period. These semi-annual holdings reports are also filed with the SEC generally within 60 days of the end of each semi-annual period, as part of Form N-CSR. Quarterly holdings reports are filed with the SEC within 60 days of the end of the first and third quarters, as part of Form N-Q. In addition, the Fund posts an uncertified list of portfolio holdings on the website, no earlier than 15 days after the end of each calendar quarter. One day after the full holdings have been published, employees of the Advisor may freely distribute them to third parties. This information remains available until the Fund files a report on Form N-Q or Form N-CSR for the period that includes the date as of which the information is current. In addition to information on portfolio holdings, other fund statistical information may be found on the Cohen & Steers Funds’ website or by calling 800-330-7348.